Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
Marketable Securities [Abstract]
Balance at January 1, 2015	[1]	$ 35,864
Purchases of marketable securities		12,935	$ 9,990
Discount of marketable securities		(298)	(422)
Proceeds from maturity of marketable securities		(10,200)	$ (10,000)
Balance at June 30, 2015	[1]	$ 38,301

[1]	Including accrued interest in the amount of US$ 339 thousands and US$ 315 thousands as of December 31, 2014 and June 30, 2015 respectively.